Property, plant and equipment (Tables)	6 Months Ended
Dec. 31, 2019
Property, plant and equipment.
Schedule of property, plant and equipment

	Freehold	Plant and	Fixtures
	property	machinery	and fittings	Total
	£’000	£’000	£’000	£’000
At 1 July 2019
Cost	268,981	34,845	64,806	368,632
Accumulated depreciation	(53,155)	(29,688)	(39,757)	(122,600)
Net book amount	215,826	5,157	25,049	246,032
Six months ended 31 December 2019
Opening net book amount	215,826	5,157	25,049	246,032
Additions	—	1,384	12,380	13,764
Depreciation charge	(1,631)	(1,271)	(3,371)	(6,273)
Closing net book amount	214,195	5,270	34,058	253,523
At 31 December 2019
Cost	268,981	36,229	77,186	382,396
Accumulated depreciation	(54,786)	(30,959)	(43,128)	(128,873)
Net book amount	214,195	5,270	34,058	253,523

At 1 July 2018
Cost	269,367	34,790	57,800	361,957
Accumulated depreciation	(50,032)	(30,621)	(35,903)	(116,556)
Net book amount	219,335	4,169	21,897	245,401
Six months ended 31 December 2018
Opening net book amount	219,335	4,169	21,897	245,401
Additions	23	1,308	5,893	7,224
Transfers	(25)	—	25	—
Depreciation charge	(1,638)	(1,056)	(3,021)	(5,715)
Closing net book amount	217,695	4,421	24,794	246,910
At 31 December 2018
Cost	269,365	36,098	63,718	369,181
Accumulated depreciation	(51,670)	(31,677)	(38,924)	(122,271)
Net book amount	217,695	4,421	24,794	246,910